SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION (Details)	6 Months Ended
Jun. 30, 2022
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	9 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	14 years 6 months
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	4 years 6 months